Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Argentina 2.1%
MercadoLibre, Inc.(a)	34,429	40,952,607
Austria 1.6%
Erste Group Bank AG	856,237	31,223,971
Brazil 1.9%
B3 SA - Brasil Bolsa Balcao	11,409,206	37,598,942
Canada 1.8%
Canadian National Railway Co.	260,851	34,991,571
China 1.2%
Alibaba Group Holding Ltd.(a)	1,634,700	22,308,282
JD.com, Inc., Class A(a)	14,233	404,429
Total		22,712,711
Denmark 1.6%
Vestas Wind Systems A/S	1,102,889	32,353,051
France 3.9%
Legrand SA	336,941	32,035,178
Schneider Electric SE	272,420	45,365,686
Total		77,400,864
Germany 11.4%
Bayerische Motoren Werke AG	439,194	37,954,086
Infineon Technologies AG	1,162,881	39,340,308
Knorr-Bremse AG	299,605	22,966,829
SAP SE	426,100	47,223,875
Siemens AG, Registered Shares	347,382	48,101,061
Zalando SE(a)	561,314	28,421,681
Total		224,007,840
Hong Kong 4.5%
AIA Group Ltd.	5,565,400	58,113,271
Hong Kong Exchanges and Clearing Ltd.	665,700	31,203,571
Total		89,316,842
India 2.0%
HDFC Bank Ltd., ADR	647,808	39,730,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.2%
FinecoBank Banca Fineco SpA	1,582,348	24,004,359
Intesa Sanpaolo SpA	16,597,677	37,988,198
Total		61,992,557
Japan 9.0%
Bridgestone Corp.	1,255,600	48,737,097
Recruit Holdings Co., Ltd.	1,046,100	45,449,956
SMC Corp.	64,300	35,943,320
Sony Group Corp.	465,300	47,868,071
Total		177,998,444
Netherlands 3.8%
ASML Holding NV	113,083	75,564,534
Norway 2.0%
Equinor ASA	1,069,823	39,943,619
Spain 1.7%
Iberdrola SA	2,981,926	32,592,395
Sweden 1.9%
Svenska Handelsbanken AB, Class A	4,032,250	37,078,326
Switzerland 15.1%
Alcon, Inc.	388,639	30,790,287
Chocoladefabriken Lindt & Spruengli AG	2,953	35,146,365
Cie Financiere Richemont SA, Class A, Registered Shares	258,898	32,816,586
Lonza Group AG, Registered Shares	41,073	29,761,658
Nestlé SA, Registered Shares	646,610	84,071,368
Roche Holding AG, Genusschein Shares	148,160	58,621,262
Sika AG	79,083	26,164,915
Total		297,372,441
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	288,169	30,044,500
United Kingdom 22.5%
AstraZeneca PLC	496,617	65,857,893
Bunzl PLC	713,516	27,670,936
Burberry Group PLC	1,278,165	27,901,941
Diageo PLC	856,748	43,458,181
GlaxoSmithKline PLC	2,383,004	51,560,949
Variable Portfolio – Partners International Core Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HSBC Holdings PLC	5,118,749	34,963,954
National Grid PLC	2,393,212	36,779,404
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	535,072	40,818,482
RELX PLC	1,063,466	33,092,675
Shell PLC	2,024,523	55,291,272
Vodafone Group PLC	15,623,491	25,619,181
Total		443,014,868
United States 4.1%
Booking Holdings, Inc.(a)	19,109	44,876,531
lululemon athletica, Inc.(a)	98,220	35,872,891
Total		80,749,422
Total Common Stocks (Cost $1,726,374,813)		1,906,639,570

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(e)	27,514,762	27,503,756
Total Money Market Funds (Cost $27,503,756)		27,503,756
Total Investments in Securities (Cost $1,753,878,569)		1,934,143,326
Other Assets & Liabilities, Net		34,952,949
Net Assets		$1,969,096,275

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	42,084,558	96,353,995	(110,934,797)	—	27,503,756	(967)	9,491	27,514,762
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Partners International Core Equity Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7054_12_A01_(05/22)